Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Lease, Impairment Loss	¥ 0	¥ 135,657	¥ 0
2025	581,500
2026	235,500
2027	¥ 369,300